Finance Costs, Net (Tables)	12 Months Ended
Dec. 31, 2019
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Components of Finance Costs, Net, Include Interest Expense (Income)
The components of finance costs, net, include interest expense (income) and other finance costs (income) as follows:

	Year ended December 31,

	2019	2018
Interest expense:
Debt	155	259
Derivative financial instruments - hedging activities	2	5
Other, net	18	7
Fair value (gains) losses on cash flow hedges, transfer from equity (see note 20)	(21)	59
Net foreign exchange losses (gains) on debt	21	(59)
Net interest expense - debt and other	175	271
Net interest expense - leases (1)	7	-
Net interest expense - pension and other post-employment benefit plans	25	27
Interest income	(44)	(38)
Net interest expense	163	260
(1) Relates to the 2019 adoption of IFRS 16. See notes 1 and 28.

	Year ended December 31,

	2019	2018
Net losses (gains) due to changes in foreign currency exchange rates	37	(31)
Net losses (gains) on derivative instruments	7	(4)
Losses from redemption of debt securities	19	22
Other	2	-
Other finance costs (income)	65	(13)
Net losses (gains) due to changes in foreign currency exchange rates